Assets Held-for-Sale (Details) - Non-current assets held for sale - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021
Assets Held for Sale [Line Items]
Assets Held-for-Sale		₩ 44,748	₩ 15,879
Land
Assets Held for Sale [Line Items]
Assets Held-for-Sale	[1],[2]	31,766	2,907
Buildings
Assets Held for Sale [Line Items]
Assets Held-for-Sale	[1],[2]	12,981	12,971
Structures
Assets Held for Sale [Line Items]
Assets Held-for-Sale	[1]	₩ 1	₩ 1

[1]	The board of directors of KEPCO Engineering & Construction Company, Inc., a subsidiary of the Company, made a resolution to sell its old office building in Yongin-si, Gyeonggi-do during the year ended December 31, 2022, and reclassified the buildings, structures, and land as assets held-for-sale expecting its carrying amount would be recovered through a sale transaction.
[2]	The board of directors of Korea Electric Power Corporation, the controlling company, made a resolution to sell the Uijeongbu substation during the year ended December 31, 2022, and reclassified the buildings and land as assets held-for-sale expecting its carrying amount would be recovered through a sale transaction.